Borrowings - Summary of Composition of Carrying Amounts of Total Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 2,151	€ 2,127	€ 2,468
U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,408	1,387
Euro [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	726	720
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 17	€ 20